UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22875

The Pennant 504 Fund

(Exact name of registrant as specified in charter)

11270 West Park Place, Suite 1025
Milwaukee, Wisconsin 53224

(Address of principal executive offices) (Zip code)

Mark A. Elste
The Pennant 504 Fund
11270 West Park Place, Suite 1025
Milwaukee, Wisconsin 53224

(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 359-1044

Date of fiscal year end: June 30

Date of reporting period: March 31, 2014

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

THE PENNANT 504 FUND

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

504 First Lien Loans - (24.79%)	Interest	Maturity	Fair Value

Hospitality Properties - (15.27%)

413 East 53rd Street, LLC	3 Year Libor (4.95% Floor) + 4.17%	2/1/2044	$1,742,627

D S Hospitality, LLC	1 Year Libor (5.43% Floor) + 5.16%	3/15/2044	1,713,281

Edward Adourian LLC	Prime (6.66% Floor) + 3.41%	3/15/2039	523,594

Palomar Oaks Corp.	5 Year Libor (6.28% Floor) + 4.5%	2/1/2039	1,357,677
Total Hospitality Properties			5,337,179

Multipurpose Properties - (9.52%)

Rug Palace, Inc. dba Rug Palace Expo	Prime (5.50% Floor) + 2.25%	2/15/2044	699,154

U.S. Retail Ventures LLC	3 Year Libor (6.00% Floor) + 4.5%	12/27/2038	2,630,980
Total Multipurpose Properties			3,330,134

Total 504 First Lien Loans (identified cost of $8,732,431)			8,667,313

Short-Term Investments - (74.10%)		Shares	Value

Federated Government Obligations Fund #5, 0.01% *		25,900,676	25,900,676
Total Short-Term Investments (Cost $25,900,676)			25,900,676
Total Investments - (98.89%)			34,567,989
Other Assets in Excess of Liabilities - (1.11%)			387,923
Net Assets - (100.00%)			$34,955,912

*	The rate shown is the annualized 7-day yield as of March 31, 2014.

Percentages shown represent value as a percentage of net assets

Investment Valuation – Investments for which market quotations are readily available are valued at current fair value, and all other investments are valued at fair value as determined in good faith by the Board in accordance with the policies and procedures adopted by the Board.

Fair Value Measurements – Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
•	Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following table sets forth information about the levels within the fair value hierarchy at which the Fund’s investments are measured as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Hospitality Properties	$-	$-	$5,337,179	$5,337,179
Multipurpose Properties	-	-	3,330,134	3,330,134
Short-Term Investment	25,900,676	-	-	25,900,676
Total	$25,900,676	$-	$8,667,313	$34,567,989

*	For the period ended March 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments	Balance as of December 16, 2013*	Purchase and funding of investments	Proceeds from principal payments and sales of portfolio investments	Unrealized appreciation (depreciation) on investments	Realized gain (loss) on investments	Amortization of discount and premium	Balance as of March 31, 2014
Hospitality Properties	$-	$5,381,503	$(4,945)	$(39,077)	$(97)	$(205)	$5,337,179
Multipurpose Properties	-	3,364,601	(8,426)	(26,041)	-	-	3,330,134
Total Investments	$-	$8,746,104	$(13,371)	$(65,118)	$(97)	$(205)	$8,667,313

*	Commenced operations on December 16, 2013

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of March 31 2014:

Type of Level 3 Investment	FairValue as of March 31, 2014	Valuation Technique	Unobservable Inputs	Weighted Average	Range	Impact to Valuation from an Increase in Input
Hospitality Properties	$5,337,179	Discoutned Cash Flows	Yield Spread	100.77	100-102	Decrease
			Debt Service Coverage	2.44	1.27-3.18
			Ratio	8%	0-15%	Increase

Multipurpose Properties	3,330,134	Discoutned Cash Flows	Yield Spread	101.92	100-104.67	Decrease
			Debt Service Coverage	1.39	1.08-1.67
			Ratio	8%	0-15%	Increase

Total Level 3 Investments	$8,667,313

Federal Income Taxes

At March 31, 2014, the cost of securities on a tax basis and gross unrealized appreciation and (depreciation) on investments for federal income tax purposes were as follows:

Cost of investments	$34,633,107

Gross unrealized appreciation	$803
Gross unrealized depreciation	(65,921)

Net unrealized appreciation/(depreciation) on investments	$(65,118)

ITEM 2. CONTROLS AND PROCEDURES.

(a)         The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)         There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Pennant 504 Fund

By (Signature and Title)	/s/ Mark A. Elste
Mark A. Elste, President
(principal executive officer)

Date	May 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Mark A. Elste
Mark A. Elste, President
(principal executive officer)

Date	May 29, 2014

By (Signature and Title)	/s/ Walter J. Yurkanin
Walter J. Yurkanin, Treasurer
(principal financial officer)

Date	May 29, 2014